Financial risk and capital management	12 Months Ended
Dec. 31, 2022
Financial risk and capital management [Abstract]
Financial risk and capital management
4 Financial risk and capital management
General information and financial risks
Equinor's business activities naturally expose Equinor to financial risks such as market risk (including commodity price risk, currency
risk, interest rate risk and equity price risk), liquidity risk and credit risk. Equinor’s approach to risk management includes assessing
and managing risk in activities using a holistic risk approach, by considering relevant correlations at portfolio level between the most
important market risks and the natural hedges inherent in Equinor’s portfolio. This approach allows Equinor to reduce the number of
risk management transactions and avoid sub-optimisation.
The corporate risk committee, which is headed by the chief financial officer, is responsible for Equinor’s Enterprise Risk Management and for proposing appropriate measures to adjust risk at the corporate level. This includes assessing

Equinor’s financial risk policies.
Market risk
Equinor operates in the worldwide crude oil, refined products, natural gas, and electricity markets and is exposed to market risks
including fluctuations in hydrocarbon prices, foreign currency rates, interest rates, and electricity prices that can affect the revenues
and costs of operating, investing, and financing. These risks are managed primarily on a short-term basis with a focus on achieving
the highest risk-adjusted returns for Equinor within the given mandate. Long-term exposures are managed at the corporate level,
while short-term exposures are managed according to trading strategies and mandates. Mandates in the trading organisations within
crude oil, refined products, natural gas,

and electricity are relatively restricted compared to the total market risk of Equinor.
Commodity price risk
Equinor’s most important long-term commodity risk (crude oil and natural gas)

is related to future market prices as Equinor´s risk
policy is to be exposed to both upside and downside price movements. In the longer term, also power price risk is to a large extent
expected to contribute to Equinor’s commodity price risk portfolio. To manage short-term commodity risk, Equinor enters into commodity-based derivative contracts, including futures,

options, over-the-counter (OTC) forward contracts, market swaps and contracts for differences related to crude oil, petroleum products, natural gas, power and emissions. Equinor’s bilateral gas sales
portfolio is exposed to various price indices with a combination of gas price markers.
The term of crude oil and refined oil products derivatives are usually less than one year, and they are traded mainly on the Inter-
Continental Exchange (ICE) in London, the New York Mercantile Exchange (NYMEX), the OTC Brent market, and crude and refined products swap markets. The term of natural gas, power, and emission derivatives is usually three years or less, and they are mainly
OTC physical forwards and options, NASDAQ OMX Oslo forwards, and futures traded on the European

Energy Exchange (EEX),
NYMEX and ICE.
The table below contains the commodity price risk sensitivities of Equinor's commodity-based derivative contracts. Equinor's assets
and liabilities resulting from commodity-based derivative contracts consist of both exchange traded and non-exchange traded
instruments, including embedded derivatives that have been bifurcated and recognised at fair value in the

Consolidated balance
sheet.
Price risk sensitivities at the end of 2022 and 2021 at 30 % are assumed to represent a reasonably possible change based on the duration of the derivatives. Since none of the derivative financial instruments included in the table below are part of hedging
relationships, any changes in the fair value would be recognised in the Consolidated statement of income.
Commodity price sensitivity At 31 December
2022 2021
(in USD million) - 30% + 30% - 30% + 30%
Crude oil and refined products net gains/(losses) 666 (666) 735 (735)
Natural gas, electricity and CO2 net gains/(losses) (3) 140 227 (141)
Currency risk
Equinor’s cash flows from operating activities deriving from oil and gas sales,

operating expenses and capital expenditures are mainly
in USD, but taxes, dividends to shareholders on the Oslo Børs and a share of our operating expenses and capital expenditures are in
NOK. Accordingly, Equinor’s currency management is primarily linked to mitigate currency risk related to payments in NOK. This means that Equinor regularly purchases NOK, primarily spot, but also on a forward basis using conventional derivative instruments.
The following currency risk sensitivity for financial instruments has been calculated, by assuming

a
12 % reasonable possible change
in the most relevant foreign currency exchange rates that impact Equinor’s financial accounts, based on balances at 31 December
2022. As of 31 December 2021, a change of 10
% in the most relevant foreign currency exchange rates was viewed as a reasonable
possible change. With reference to the table below, an increase in the foreign currency exchange rates means that the disclosed currency has strengthened in value against all other currencies. The estimated gains and the estimated losses following from a
change in the foreign currency exchange rates would impact the Consolidated statement of income.
Currency risk sensitivity At 31 December
2022 2021
(in USD million) - 12% + 12% - 10% + 10%
USD net gains/(losses) (1,497) 1,497 (1,789) 1,789
NOK net gains/(losses) 1,583 (1,583) 2,144 (2,144)
Interest rate risk
Bonds are normally issued at fixed rates in a variety of currencies (among others USD, EUR and GBP) and some of these bonds are
converted to floating USD bonds by using interest rate and currency swaps. Equinor manages its interest rates exposure on its bond
portfolio based on risk and reward considerations from an enterprise risk management perspective. This means that the fixed/floating
mix on interest rate exposure may vary from time to time. For more detailed information about Equinor’s long-term debt portfolio see
note 21 Finance debt.
The following interest rate risk sensitivity has been calculated by assuming a change of 1.2 percentage points as a reasonable
possible change in interest rates at the end of 2022. In 2021, a change of 0.8 percentage points in interest rates was viewed as a
reasonable possible change. A decrease in interest rates will have an estimated positive impact on net financial items in the
Consolidated statement of income, while an increase in interest rates will have an estimated negative impact on net financial items in
the Consolidated statement of income.
Interest risk sensitivity At 31 December
2022
2021
(in USD million)

- 1.2 percentage
points
+ 1.2 percentage
points

- 0.8 percentage
points
+ 0.8 percentage
points
Positive/(negative) impact on net financial items 369 (366) 448 (448)
Equity price risk
Equinor’s captive insurance company holds listed equity securities as part of its portfolio.

In addition, Equinor holds some other listed
and non-listed equities mainly for long-term strategic purposes. By holding these assets, Equinor is exposed to equity price risk,
defined as the risk of declining equity prices, which can result in a decline in the carrying value of certain Equinor’s assets recognised
in the balance sheet. The equity price risk in the portfolio held by Equinor’s captive insurance company is managed, with the aim of
maintaining a moderate risk profile, through geographical diversification and the use of broad benchmark indexes.
The following equity price risk sensitivity has been calculated, by assuming a 35 % reasonable possible change in equity prices that impact Equinor’s financial accounts, based on balances at 31 December 2022. At 31 December

2021, a change of
35 % in equity
prices was equally viewed as a reasonable possible change. The estimated gains and the estimated losses following from a change in
equity prices would impact the Consolidated statement of income.
Equity price sensitivity At 31 December
2022
2021
(in USD million) - 35% + 35% - 35% + 35%
Net gains/(losses) (450) 450 (534) 534
Liquidity risk
Liquidity risk is the risk that Equinor will not be able to meet obligations of financial liabilities when they become due. The purpose of
liquidity management is to ensure that Equinor always has sufficient funds available to cover its financial obligations.
The main cash outflows include the quarterly dividend payments and Norwegian petroleum tax payments made six times per year.
Trading in collateralised commodities and financial contracts also exposes Equinor to liquidity risk related to potential collateral calls from counterparties.

If the cash flow forecasts indicate that the liquid assets will fall below target levels,

new long-term funding will be considered. Equinor
raises debt in all major capital markets (USA, Europe and Asia) for long-term funding purposes.

The policy is to have a maturity profile
with repayments not exceeding 5
% of capital employed in any year for the nearest five years. Equinor’s non-current financial liabilities
have a weighted average maturity of approximately nine years. For more information about

Equinor’s non-current financial liabilities,
see note 21 Finance debt.
Short-term funding needs will normally be covered by the USD 5.0 billion US Commercial paper programme (CP) which is backed by a revolving credit facility of USD 6.0

billion, supported by
19

core banks,
maturing in 2025 . The facility supports secure access to
funding, supported by the best available short-term rating. As at 31 December 2022 the facility has not been drawn upon.
The table below shows a maturity profile, based on undiscounted contractual cash flows, for Equinor’s financial liabilities.
At 31 December
2022 2021
(in USD million)
Non-derivative financial
liabilities
Lease
liabilities
Derivative
financial
liabilities
Non-derivative financial
liabilities
Lease
liabilities
Derivative
financial
liabilities
Year 1 20,172 1,325 1,065 18,841 1,183 175
Year 2 and 3 6,292 1,421 752 6,684 1,262 211
Year 4 and 5

5,785 504 486 6,140 656 318
Year 6 to 10 8,749 465 1,202 10,636 642 588
After 10 years 11,204 120 706 12,849 158 187
Total specified 52,202 3,835 4,211 55,150 3,901 1,479
Credit risk
Credit risk is the risk that Equinor’s customers or counterparties will cause Equinor financial loss by failing to honour their obligations.
Credit risk arises from credit exposures with customer accounts receivables as well as from financial investments,

derivative financial
instruments and deposits with financial institutions. Equinor uses risk mitigation tools to reduce or control credit risk both on a
counterparty and portfolio level. The main tools include bank and parental guarantees, prepayments,

and cash collateral.
Prior to entering into transactions with new counterparties, Equinor’s credit policy requires all counterparties to be formally identified and assigned internal credit ratings. The internal credit ratings reflect Equinor’s assessment of the counterparties' credit risk and are based on a quantitative and qualitative analysis of recent financial statements and other relevant business information. All counterparties are re-assessed regularly.
Equinor has

pre-defined limits

for the

absolute credit

risk level

allowed at

any given

time on

Equinor’s portfolio

as well

as maximum
credit exposures for individual counterparties. Equinor monitors the portfolio on a regular basis and individual exposures against limits
on a daily basis.

Equinor’s total credit

exposure is geographically

diversified among a

number of counterparties within

the oil and

energy
sector, as well

as larger

oil and

gas consumers

and financial

counterparties. The

majority of

Equinor’s credit

exposure is

with investment-
grade counterparties.
The following table contains the carrying amount of Equinor’s financial receivables and derivative financial instruments split by
Equinor’s assessment of the counterparty's credit risk. Trade and other receivables include 1 % overdue receivables of more than 30 days. A provision has been recognised for expected credit losses of trade and other receivables using the expected credit loss model.
Only non-exchange traded instruments are included in derivative financial instruments.
(in USD million)
Non-current
financial
receivables
Trade and other
receivables
Non-current
derivative
financial
instruments
Current derivative
financial
instruments
At 31 December 2022
Investment grade, rated A or above 1,633 6,125 390 1,715
Other investment grade 12 8,725 41 1,393
Non-investment grade or not rated 14 6,761 259 931
Total financial assets 1,659 21,611 690 4,039
At 31 December 2021
Investment grade, rated A or above 452 3,637 1,103 2,902
Other investment grade 18 8,930 0 1,524
Non-investment grade or not rated 238 4,624 162 705
Total financial assets 708 17,191 1,265 5,131
For more information about Trade and other receivables, see note 18 Trade and other receivables.
The table below presents the amounts offset under the terms of various master netting agreements for financial assets and liabilities.
Amounts not qualifying for offsetting consists of collateral receipts or payments which usually is settled on a gross basis. Normally
these amounts will offset in a potential default situation. There exist no restrictions on collaterals received.
(in USD million)
Gross amounts of
recognised
financial assets/
liabilities
Gross amounts
offset in the
balance sheet
Net amounts
presented in the
balance sheet
Amounts of
remaining rights
to set-off not
qualifying for
offsetting Net amount
At 31 December 2022
Financial assets
Trade receivables 25,607 7,464 18,143 0 18,143
Collateral receivables 19,043 15,575 3,468 3,468 0
Derivative financial instruments 30,078 25,348 4,730 1,708 3,022
Total financial assets 74,728 48,387 26,341 5,176 21,165
Financial liabilities
Trade payables 19,913 7,464 12,449 0 12,449
Collateral liabilities 15,479 13,907 1,572 1,571 1
Derivative financial instruments 33,497 27,015 6,482 3,605 2,877
Total financial liabilities 68,889 48,386 20,503 5,176 15,327
(in USD million)
Gross amounts of
recognised
financial assets/
liabilities 1)
Gross amounts
offset in the
balance sheet 1)
Net amounts
presented in the
balance sheet
Amounts of
remaining rights
to set-off not
qualifying for
offsetting Net amount
At 31 December 2021
Financial assets
Trade receivables 20,061 4,445 15,616 0 15,616
Collateral receivables 1) 9,902 8,327 1,576 1,576 0
Derivative financial instruments 1) 32,493 26,097 6,396 2,771 3,625
0
Total financial assets 1) 62,456 38,869 23,588 4,347 19,241
0
Financial liabilities 0
Trade payables 16,795 4,445 12,350 0 12,350
Collateral liabilities 1) 9,851 7,580 2,271 2,271 0
Derivative financial instruments 1) 32,218 26,844 5,375 2,076 3,299
Total financial liabilities 1) 58,864 38,869 19,996 4,347 15,649
1) Gross amounts have been restated due to reassessment of certain exchange traded derivatives and related collaterals previously
not recognised on the Consolidated balance sheet, with no effect on net amounts presented.
Capital management
The main objectives of Equinor's capital management policy are to maintain a strong overall financial position and to ensure sufficient
financial flexibility. Equinor’s primary focus is on maintaining its credit rating in the A category on a stand alone basis (excluding uplifts for Norwegian Government ownership). Equinor’s current long-term ratings are AA- with a stable outlook (including one notch uplift)
and Aa2 with a stable outlook (including two notch uplift) from S&P and Moody’s, respectively. In order to monitor financial robustness, a key ratio utilised by Equinor is the non-GAAP metric of “Net interest-bearing debt adjusted (ND)

to Capital employed adjusted*
(CE)”.
At 31 December
(in USD million) 2022 2021
Net interest-bearing debt adjusted, including lease

liabilities (ND1)
(6,750) 3,236
Net interest-bearing debt adjusted (ND2) (10,417) (326)
Capital employed adjusted, including lease liabilities

(CE1)
47,239 42,259
Capital employed adjusted (CE2) 43,571 38,697
Net debt to capital employed adjusted*, including lease

liabilities (ND1/CE1)
(14.3%) 7.7%
Net debt to capital employed adjusted* (ND2/CE2) (23.9%) (0.8%)
ND1 is defined as Equinor's interest-bearing financial liabilities less cash and cash equivalents and current financial investments,
adjusted for collateral deposits and balances held by Equinor's captive insurance company (amounting to USD 6,538 million and USD
2,369

million for 2022 and 2021, respectively). CE1 is defined as Equinor's total equity (including non-controlling interests) and ND1.
ND2 is defined as ND1 adjusted for lease liabilities (amounting to USD 3,668 million and USD
3,562

million for 2022 and 2021,
respectively). CE2 is defined as Equinor's total equity (including non-controlling interests) and ND2.